Consolidated Statements of Partners' Capital Statement - USD ($) $ in Thousands		Total	Spirit Realty, L.P.	Spirit Realty, L.P. Preferred Partnership Units	Spirit Realty, L.P. General Partner [2]	Spirit Realty, L.P. Limited Partner		Spirit Realty, L.P. Limited Partner Preferred Partnership Units		Series A Preferred Stock	Series A Preferred Stock Spirit Realty, L.P.	Series A Preferred Stock Preferred Stock Including Additional Paid in Capital [Member]	Series A Preferred Stock Preferred Stock Including Additional Paid in Capital [Member] Spirit Realty, L.P. [1]
Partners' preferred units, beginning of year at Dec. 31, 2014	[1]							0
Partners' common units, beginning of year at Dec. 31, 2014					3,988,218	407,362,222	[1]
Partners' capital balance, beginning of year at Dec. 31, 2014			$ 3,311,662		$ 30,456	$ 3,281,206	[1]	$ 0	[1]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		$ 93,212	93,212		855	92,357	[1]
Other comprehensive income		55	55		1	54	[1]
Partnership distributions declared			(298,531)		$ (2,738)	$ (295,793)	[1]
Net income attributable to common stockholders/ after preferred distributions		93,212	93,212
Issuance of shares of common stock, net		347,211
Tax withholdings related to net partnership unit settlements (in units)	[1]					(426,158)
Tax withholdings related to net stock settlements		(4,272)	(4,272)			$ (4,272)	[1]
Issuance of partnership units, net (in units)	[1]					29,610,100
Issuance of partnership units, net			347,211			$ 347,211	[1]
Exercise of partnership units (in units)	[1]					5,000
Exercise of partnership units			46			$ 46	[1]
Stock-based compensation (in units)	[1]					1,280,582
Stock-based compensation, net			12,491			$ 12,491	[1]
Partners' preferred units, end of year at Dec. 31, 2015	[1]							0
Partners' common units, end of year at Dec. 31, 2015					3,988,218	437,831,746	[1]
Partners' capital balance, end of year at Dec. 31, 2015			3,461,874		$ 28,574	$ 3,433,300	[1]	$ 0	[1]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		97,446	97,446		825	96,621	[1]
Other comprehensive income		1,028	1,028		9	1,019	[1]
Partnership distributions declared			(333,180)		$ (2,822)	$ (330,358)	[1]
Net income attributable to common stockholders/ after preferred distributions		97,446	97,446
Issuance of shares of common stock, net		446,613
Tax withholdings related to net partnership unit settlements (in units)	[1]					(72,835)
Tax withholdings related to net stock settlements		(753)	(753)			$ (753)	[1]
Issuance of partnership units, net (in units)	[1]					40,835,360
Issuance of partnership units, net			446,613			$ 446,613	[1]
Stock-based compensation (in units)	[1]					1,041,631
Stock-based compensation, net			9,080			$ 9,080	[1]
Partners' preferred units, end of year at Dec. 31, 2016	[1]							0
Partners' common units, end of year at Dec. 31, 2016					3,988,218	479,635,902	[1]
Partners' capital balance, end of year at Dec. 31, 2016			3,682,108		$ 26,586	$ 3,655,522	[1]	$ 0	[1]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		77,148	77,148		657	76,491	[1]
Partnership distributions declared			(332,402)	$ (2,530)	(2,817)	(329,585)	[1]	$ (2,530)	[1]
Net income attributable to common stockholders/ after preferred distributions		74,618	74,618		657	$ 73,961	[1]
Issuance of shares of common stock, net (in shares)												6,900,000	6,900,000
Issuance of shares of common stock, net										$ 166,193	$ 166,193	$ 166,193	$ 166,193
Tax withholdings related to net partnership unit settlements (in units)	[1]					(440,312)
Tax withholdings related to net stock settlements		$ (3,542)	(3,542)			$ (3,542)	[1]
Stock-based compensation (in units)	[1]					1,524,426
Stock-based compensation, net			15,723		$ 0	$ 15,723	[1]
Repurchase of partnership units (in units)	[1]					(35,839,965)
Repurchase of partnership units			(283,089)			$ (283,089)	[1]
Partners' preferred units, end of year at Dec. 31, 2017	[1]							6,900,000
Partners' common units, end of year at Dec. 31, 2017					3,988,218	444,880,051	[1]
Partners' capital balance, end of year at Dec. 31, 2017			$ 3,319,609		$ 24,426	$ 3,128,990	[1]	$ 166,193	[1]

[1]	Consists of limited partnership interests held by Spirit Realty Capital, Inc. and Spirit Notes Partner, LLC.
[2]	Consists of general partnership interests held by Spirit General OP Holdings, LLC